September 17, 2012

DREYFUS LIFETIME PORTFOLIOS, INC.

-GROWTH AND INCOME PORTFOLIO

Supplement to Summary and Statutory Prospectus

dated February 1, 2012

            The Board of Directors of Dreyfus LifeTime Portfolios, Inc. has approved the liquidation of Growth and Income Portfolio (the “Fund”), a series of Dreyfus LifeTime Portfolios, Inc., effective on or about December 5, 2012 (the “Liquidation Date”).  Accordingly, effective on or about September 25, 2012, no new or subsequent investments in the Fund will be permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the Fund, if the Fund was established as an investment option under the plans before September 25, 2012, and investments made pursuant to the Fund’s automatic investment plans will continue, until the Fund is liquidated.  In addition, shareholders of the Fund may continue to reinvest dividends and capital gains, if any, into their existing Fund accounts after September 25, 2012.

            Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) and Dreyfus-sponsored retirement plans will be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“DWWD”), except that Fund shares held on the Liquidation Date in Dreyfus-sponsored 403(b)(7) plans will be exchanged for Class 1 shares of Dreyfus Liquid Assets, Inc. (“DLA”), to avoid penalties that may be imposed on holders of IRAs and retirement plans under the Internal Revenue Code if their Fund shares were redeemed in cash.  Investors may obtain a copy of the Prospectus of DWWD or DLA by calling 1-800-DREYFUS.

September 17, 2012

DREYFUS LIFETIME PORTFOLIOS, INC.

-Growth and Income Portfolio

Dreyfus Short-Intermediate Government Fund

Supplement to Statement of Additional Information

dated October 1, 2011, as revised or amended December 1, 2011, February 1, 2012, March 1, 2012, April 1, 2012, May 1, 2012, August 1, 2012 and September 1, 2012

The following information supersedes and replaces any contrary information contained in the section of the fund's Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the funds' portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus. See the prospectus for a list of, and certain other information regarding, the primary portfolio manager(s) for your fund.

Fund	Additional Portfolio Managers

DITIF	N/A
DIASF	N/A
DSTIF	N/A
DLP	Nancy Rogers
DNRF	N/A
DSIMBF	N/A
SIGF	N/A
DF	N/A
DTCF	N/A

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, unless otherwise indicated:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Robert Bayston	5	$1.2B	4	$135.0B	49	$4.3B
C. Wesley Boggs	13	$1.6B	11	$639.0M	64	$6.8B
David Bowser	6	$2.3B	3	$1.2B	161	$17.7B
Jeffrey Burger	3	$2.0B	0	$0	69	$905.2M
Thomas Casey	6	$3.1B	0	$0	181	$2.3B
Warren Chiang	13	$1.6B	11	$639.0M	64	$6.8B
Sean P. Fitzgibbon	18	$4.7B	4	$309.8M	15	$1.3B
Ronald Gala	13	$1.6B	11	$639.0M	64	$6.8B
Dawn Guffey	2	$2.5B	0	N/A	0	N/A
David Horsfall	7	$2.3B	5	$1.5B	162	$17.9B
Barry K. Mills	10	$3.1B	2	$13.2M	9	$545.1M
Nate Pearson[1]	5	$1.3B	4	$88.6M	52	$4.9B
Jocelin A. Reed[2]	13	$1.5B	10	$581.0M	65	$6.2B
David Sealy	10	$3.1B	2	$13.2M	9	$545.1M
Elizabeth Slover	7	$1.2B	2	$12.5M	9	$1.8B
Peter Vaream	6	$2.3B	3	$1.2B	161	$17.7B
Robin Webhe	7	$1.2B	2	$12.5M	9	$1.8B

1       Mr. Pearson first became a portfolio manager of a fund effective July 20, 2012.  As a result, his information is as of May 31, 2012.

2       Since Ms. Reed is a primary portfolio manager for multiple funds, information is only provided as of the most recent last fiscal year end for the relevant funds (September 30, 2011).

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts

Robert Bayston	None	N/A	N/A
C. Wesley Boggs	Other Accounts	10	$1.4B
David Bowser	None	N/A	N/A
Jeffrey Burger	None	N/A	N/A
Thomas Casey	None	N/A	N/A
Warren Chiang	Other Accounts	10	$1.4B
Sean P. Fitzgibbon	Other Accounts	3	$40.8M
Ronald Gala	Other Accounts	10	$1.4B
Dawn Guffey	None	N/A	N/A
David Horsfall	None	N/A	N/A
Barry K. Mills	None	N/A	N/A
Nate Pearson[1]	None	N/A	N/A
Jocelin A. Reed[2]	Other Accounts	10	$1.2B
David Sealy	None	N/A	N/A
Elizabeth Slover	None	N/A	N/A
Peter Vaream	None	N/A	N/A
Robin Webhe	None	N/A	N/A

1       Mr. Pearson first became a portfolio manager of a fund effective July 20, 2012.  As a result, his information is as of May 31, 2012.

2          Since Ms. Reed is a primary portfolio manager for multiple funds, information is only provided as of the most recent last fiscal year end for the relevant funds (September 30, 2011).

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Robert Bayston	DIASF	None
	SIGF[1]	None
C. Wesley Boggs	GIP	None
David Bowser	DSTIF	None
	DITIF	None
Jeffrey Burger	DSIMBF	None
Thomas Casey	DSIMBF	None
Warren Chiang	GIP	None
Sean P. Fitzgibbon	DF	$10,001-$50,000
Ronald Gala	GIP	None
Dawn Guffey	SIGF	None
David Horsfall	DIASF	None
	DITIF	None
	DSTIF	None
Barry K. Mills	DF	None
Nate Pearson	DIASF[2]	None
	SIGF[1]	None
Jocelin A. Reed	GIP	None
	DTCF	None
David Sealy	DF	$1-10,000
Elizabeth Slover	DNRF	None
Peter Vaream	DSTIF	None
	DIASF	None
	DITIF	None
Robin Webhe	DNRF	None

1          Messrs. Bayston and Pearson will become portfolio managers of SIGF effective January 1, 2013.  Their information is as of July 31, 2012.

2       Mr. Pearson became a portfolio manager of DIASF effective July 20, 2012.  As a result, his information is as of May 31, 2012.